OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

25. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated and commodity chemical products. We have reported our operations through five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments and Additives. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	Basic liquid and solid epoxy resins; specialty resin compounds; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based formulations
Textile Effects	textile chemicals, dyes and inks
Pigments and Additives	titanium dioxide, functional additives, color pigments, timber treatment and water treatment chemicals

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2015	2014	2013
Revenues:
Polyurethanes	$3,811	$5,032	$4,964
Performance Products	2,501	3,072	3,019
Advanced Materials	1,103	1,248	1,267
Textile Effects	804	896	811
Pigments and Additives	2,160	1,549	1,269
Eliminations	(80)	(219)	(251)

Total	$10,299	$11,578	$11,079

Segment EBITDA(1):
Polyurethanes	$516	$669	$696
Performance Products	438	440	372
Advanced Materials	195	182	86
Textile Effects	18	28	(78)
Pigments and Additives	(223)	(59)	79
Corporate and other(2)	(200)	(230)	(262)

Subtotal	744	1,030	893
Discontinued Operations(3)	(6)	(10)	(5)

Total	738	1,020	888
Interest expense, net	(214)	(214)	(203)
Income tax expense—continuing operations	(45)	(43)	(137)
Income tax benefit—discontinued operations	2	2	2
Depreciation and amortization	(387)	(430)	(424)

Net income attributable to Huntsman International	$94	$335	$126

	Year ended December 31,
	2015	2014	2013
Depreciation and Amortization:
Polyurethanes	$100	$131	$156
Performance Products	119	138	121
Advanced Materials	38	42	38
Textile Effects	17	16	17
Pigments and Additives	93	78	73
Corporate and other(2)	20	25	17

Subtotal	387	430	422
Discontinued Operations	—	—	2

Total	$387	$430	$424

	Year ended December 31,
	2015	2014	2013
Capital Expenditures:
Polyurethanes	$181	$174	$132
Performance Products	205	181	115
Advanced Materials	25	46	73
Textile Effects	24	38	31
Pigments and Additives	202	136	98
Corporate and other	26	26	22

Total	$663	$601	$471

	December 31,
	2015	2014	2013
Total Assets:
Polyurethanes	$2,760	$2,833	$2,839
Performance Products	2,262	2,323	2,320
Advanced Materials	822	828	918
Textile Effects	562	574	653
Pigments and Additives	2,480	2,621	1,469
Corporate and other	1,202	1,843	1,183

Total	$10,088	$11,022	$9,382

(1)	Segment EBITDA is defined as net income attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.
(2)

Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)

The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented.

	Year ended December 31,
	2015	2014(2)	2013
By Geographic Area
Revenues(1):
United States	$3,228	$3,540	$3,319
China	1,110	1,200	1,081
Mexico	475	825	853
Germany	714	677	586
Other nations	4,772	5,336	5,240

Total	$10,299	$11,578	$11,079

	December 31,
	2015	2014	2013
Long-lived assets(3):
United States	$1,902	$1,700	$1,357
Germany	362	381	200
The Netherlands	304	314	356
United Kingdom	320	311	312
China	217	221	202
Italy	229	211	197
Other nations	1,076	1,237	1,135

Total	$4,410	$4,375	$3,759

(1)	Geographic information for revenues is based upon countries into which product is sold.
(2)	Subsequent to the issuance of the Company's 2014 financial statements, revenues by geographic area were corrected to properly reflect intercompany sales eliminations.
(3)	Long-lived assets consist of property, plant and equipment, net.